PIMCO Funds

Supplement Dated November 13, 2007 to the

Statement of Additional Information

dated October 1, 2007

Disclosure Related to the PIMCO Convertible Fund, PIMCO European StocksPLUS® TR Strategy Fund, PIMCO Extended Duration Fund, PIMCO Far-East (ex-Japan) StocksPLUS® TR Strategy Fund, PIMCO Foreign Bond Fund (Unhedged), PIMCO Foreign Bond Fund (U.S. Dollar-Hedged), PIMCO Fundamental IndexPLUS™ TR Fund, PIMCO Global Bond Fund (Unhedged), PIMCO Global Bond Fund (U.S. Dollar-Hedged), PIMCO High Yield Fund, PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), PIMCO Investment Grade Corporate Bond Fund, PIMCO Japanese StocksPLUS® TR Strategy Fund, PIMCO Long Duration Total Return Fund, PIMCO Moderate Duration Fund, PIMCO Small Cap StocksPLUS® TR Fund, PIMCO StocksPLUS® Long Duration Fund, PIMCO StocksPLUS® Total Return Fund and PIMCO StocksPLUS® TR Short Strategy Fund

(each a “Fund,” and collectively the “Funds”)

Each Fund has changed its non-fundamental investment policy regarding the Fund’s percentage limit on its investment in securities and instruments that are economically tied to emerging market countries. As a result, effective immediately, the fourth paragraph in the “Investment Objectives and Policies—Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following paragraph:

The Developing Local Markets, Diversified Income, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), Global Bond (U.S. Dollar-Hedged), Emerging Local Bond, Emerging Markets Bond and Floating Income Funds may invest, without limit, in securities and instruments that are economically tied to emerging market countries. Each of the Convertible, European StocksPLUS® TR Strategy, Extended Duration, Far-East (ex-Japan) StocksPLUS® TR Strategy, Fundamental IndexPLUS™ TR, High Yield, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Investment Grade Corporate Bond, Japanese StocksPLUS® TR Strategy, Long Duration Total Return, Moderate Duration, Small Cap StocksPLUS® TR, StocksPLUS® Long Duration, StocksPLUS® Total Return and StocksPLUS® TR Short Strategy Funds may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Each remaining Fund that is permitted to invest in foreign (non-U.S.) securities, except for the Income, Low Duration, Money Market and Short-Term Funds, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Low Duration and Short-Term Funds may each invest up to 5% of its total assets in such securities and instruments and the Income Fund may invest up to 20% of its total assets in such securities and instruments.